Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Product warranty expense	$ 4,900,000	$ 4,800,000	$ 5,100,000
Accrued warranty costs	600,000	600,000
Total Share Based Compensation	1,100,000	7,000,000	13,400,000
Investments original maturity period	Three months or less
Impairment of goodwill	64,217,000
Carrying value of goodwill	918,946,000	983,114,000	1,008,499,000
Fair value exceeds carrying value of goodwill	12.20%
Reported value and indefinite-lived intangible assets	1,180,400,000	1,244,600,000
Impairment charges in connection with closure facilities	1,900,000	4,600,000
Long-lived assets with carrying amount exceeded the expected cash flows			200,000
Long-lived assets written down to their fair value			0
Impairment charge of long-lived assets			200,000
Publishing Services [Member]
Impairment of goodwill	29,300,000
Carrying value of goodwill	128,900,000
Implied fair value of goodwill	64,700,000
Direct Mail Reporting Units [Member]
Impairment of goodwill	26,000,000
Scholastic [Member]
Impairment of goodwill	8,900,000
Carrying value of goodwill	301,027,000	309,878,000	309,927,000
Decrease in estimated future cash flows	10.00%
Selling and administrative expenses [Member]
Advertising expense	$ 9,100,000	$ 7,900,000	$ 7,800,000
Kohlberg Kravis Roberts & Co.L.P. [Member]
Voting interest in Holdco	49.20%
Economic interest in Holdco	44.70%
DLJ Merchant Banking Partners III, L.P. [Member]
Voting interest in Holdco	41.10%
Economic interest in Holdco	44.70%
Other Co-Investors [Member]
Voting interest in Holdco	8.40%
Economic interest in Holdco	9.10%
Members Of Management [Member]
Voting interest in Holdco	1.30%
Economic interest in Holdco	1.50%